Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Borrowings	¥ 5,733,118	¥ 5,626,376
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,455	1,247	¥ 1,093
Total committed credit lines	795,634	758,667
Available credit lines	598,079	559,322
Long-term committed credit lines	502,177	¥ 495,474
Secured by shares of subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	89,021
Secured by investment in affiliates [Member]
Debt Instrument [Line Items]
Secured debt	180,248
Secured by loans to subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	154,926
Investment in securities for collateral deposits and deposits for real estate transaction [Member]
Debt Instrument [Line Items]
Secured debt	14,708
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	44,000
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings			¥ 34,000	¥ 10,000
Maturity year of loan			2083	2082
Unsecured subordinated bonds premature redemption period			5 years	5 years
Unsecured Subordinated Debt
Debt Instrument [Line Items]
Borrowings	150,000
Unsecured subordinated bonds face value						¥ 40,000
Unsecured subordinated bonds year of maturity						2080
Unsecured Subordinated Debt One
Debt Instrument [Line Items]
Unsecured subordinated bonds face value	¥ 60,000				¥ 50,000
Unsecured subordinated bonds year of maturity	2060				2081
Unsecured Subordinated Debt One | Premature Redemption Period 5 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value					¥ 29,000
Unsecured Subordinated Debt One | Premature Redemption Period 10 Years
Debt Instrument [Line Items]
Unsecured subordinated bonds face value					¥ 21,000